COLUMBIA FUNDS VARIABLE SERIES TRUST II

225 Franklin Street

Boston, MA 02110

May 1, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Series Trust II (the Registrant)

Columbia Variable Portfolio – Balanced Fund

Columbia Variable Portfolio – Commodity Strategy Fund

Columbia Variable Portfolio – Core Equity Fund

Columbia Variable Portfolio – Disciplined Core Fund

Columbia Variable Portfolio – Dividend Opportunity Fund

Columbia Variable Portfolio – Emerging Markets Bond Fund

Columbia Variable Portfolio – Emerging Markets Fund

Columbia Variable Portfolio – Global Bond Fund

Columbia Variable Portfolio – Government Money Market Fund

Columbia Variable Portfolio – High Yield Bond Fund

Columbia Variable Portfolio – Income Opportunities Fund

Columbia Variable Portfolio – Intermediate Bond Fund

Columbia Variable Portfolio – Large Cap Growth Fund

Columbia Variable Portfolio – Large Cap Index Fund

Columbia Variable Portfolio – Limited Duration Credit Fund

Columbia Variable Portfolio – Mid Cap Growth Fund

Columbia Variable Portfolio – Mid Cap Value Fund

Columbia Variable Portfolio – Overseas Core Fund

Columbia Variable Portfolio – Select Large-Cap Value Fund

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

Columbia Variable Portfolio – Seligman Global Technology Fund

Columbia Variable Portfolio – U.S. Equities Fund

Columbia Variable Portfolio – U.S. Government Mortgage Fund

CTIVPSM – American Century Diversified Bond Fund

CTIVPSM – BlackRock Global Inflation-Protected Securities Fund

CTIVPSM – CenterSquare Real Estate Fund

CTIVPSM – DFA International Value Fund

CTIVPSM – Loomis Sayles Growth Fund

CTIVPSM – Los Angeles Capital Large Cap Growth Fund

CTIVPSM – MFS® Blended Research® Core Equity Fund

CTIVPSM – MFS® Value Fund

CTIVPSM – Morgan Stanley Advantage Fund

CTIVPSM – Oppenheimer International Growth Fund

CTIVPSM – Pyramis® International Equity Fund

(CTIVPSM – AQR International Core Equity Fund effective May 21, 2018)

CTIVPSM – T. Rowe Price Large Cap Value Fund

CTIVPSM – TCW Core Plus Bond Fund

CTIVPSM – Victory Sycamore Established Value Fund

CTIVPSM – Wells Fargo Short Duration Government Fund

CTIVPSM – Westfield Mid Cap Growth Fund

Variable Portfolio – Aggressive Portfolio

Variable Portfolio – Columbia Wanger International Equities Fund

Variable Portfolio – Conservative Portfolio

Variable Portfolio – Managed Volatility Moderate Growth Fund

Variable Portfolio – Moderate Portfolio

Variable Portfolio – Moderately Aggressive Portfolio

Variable Portfolio – Moderately Conservative Portfolio

Variable Portfolio – Partners Core Bond Fund

Variable Portfolio – Partners Small Cap Growth Fund

Variable Portfolio – Partners Small Cap Value Fund

Post-Effective Amendment No. 62

File Nos. 333-146374 / 811-22127

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 62 (Amendment). This Amendment was filed electronically on April 27, 2018.

If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Variable Series Trust II